Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based compensation [Abstract]
Share-based compensation plans outstanding
The following table summarizes equity-settled share option grants for plans that existed during the period:

PLAN	Number of options awarded (since inception)	Vesting conditions	Contractual life of options
Share option plan C1	6,775,250	4 years’ service from grant date	10 years
2016 SOIP:
Executives and directors	2,643,984	1 year, 3 year and 4 years’ service from the date of grant, quarterly and annually	10 years
Employees	1,354,431	4 years’ service from the date of grant, annually	10 years

Number and weighted average exercise prices of options under share option programs
The number and weighted-average exercise prices (in CHF) of options under the share option programs for Plans C1 and the 2016 SOIP are as follows:

	Number of options	Weighted- average exercise price (CHF)	Weighted- average remaining term (years)
Outstanding at January 1, 2019	1,618,856	4.25	6.3
Forfeited during the year	(73,699)	6.71	—
Exercised during the year	(616,833)	0.15	—
Granted during the year	1,053,305	5.24	—
Outstanding at December 31, 2019	1,981,629	5.93	8.3
Exercisable at December 31, 2019	602,218	4.94	6.5
Outstanding at January 1, 2020	1,981,629	5.93	8.3
Forfeited during the year	(53,591)	6.03	—
Expired during the year	(26,729)	4.38	—
Exercised during the year	(73,669)	2.00	—
Granted during the year	1,073,027	6.29	—
Outstanding at December 31, 2020	2,900,667	5.90	8.2
Exercisable at December 31, 2020	1,099,015	5.49	7.0
Outstanding at January 1, 2021	2,900,667	5.90	8.2
Forfeited during the year	(207,331)	6.13	—
Exercised during the year	(218,561)	4.97	—
Granted during the year	1,110,914	6.34	—
Outstanding at December 31, 2021	3,585,689	6.21	7.8
Exercisable at December 31, 2021	1,613,242	6.13	6.8

Outstanding options, exercise price range and expiry dates
The outstanding stock options as of December 31, 2021 have the following range of exercise prices:

	Total options	Range of expiration dates
Range of exercise prices
CHF 0.15	208,125	2022–2026
CHF 9.53	223,646	2027
USD 5.04 to USD 12.30	3,153,918	2028–2031
Total outstanding options	3,585,689

Weighted-average assumptions

The weighted-average grant date fair values of the options granted in 2021, 2020 and 2019 are USD 5.23 (CHF 4.78), USD 5.25 (CHF 4.65) and USD 3.71 (CHF 3.59), respectively. The following table illustrates the weighted-average assumptions for the Black-Scholes option-pricing model used in determining the fair value of these awards:

	For the Years Ended December 31,
	2021	2020	2019
Exercise price (USD)	5.31-7.72	5.04-9.16	5.15-5.54
Share price (weighted average)	6.95	7.11	5.41
Risk-free interest rate	0%	0%	0%
Expected volatility	80%	80%	80%
Expected term (in years)	5.1-6	5.5-6	5.5-6
Dividend yield	—	—	—

Summary of non-vested share awards (restricted share and restricted share units)
A summary of non-vested share awards (restricted share and restricted share units) activity as of December 31, 2021 and changes during the year then ended is presented below:

Grantee type	Number of non-vested share awards granted	Vesting conditions	Contractual life of non- vested share awards
Restricted share units
Directors	83,864	1 year service from date of grant, annually	10 years
Executives	110,839	4 years’ service from the date of grant, quarterly	10 years

	Number of non-vested shares	Weighted- average grant date fair value (CHF)
Non-vested at January 1, 2019	109,041	9.51
Forfeited during the year	—	—
Granted during the year	—	—
Vested during the year	(66,278)	9.51
Non-vested at December 31, 2019	42,763	9.52
Vested and exercisable at December 31, 2019	130,290	9.58
Non-vested at December 31, 2019	42,763	9.52
Forfeited during the year	(11,828)	9.47
Expired during the year	(7,804)	9.52
Exercised during the year	(84,638)	9.51
Granted during the year	—	—
Vested during the year	(23,269)	9.52
Non-vested at December 31, 2020	19,494	9.51
Vested and exercisable at December 31, 2020	49,289	9.47
Non-vested at December 31, 2020	19,494	9.51
Exercised during the year	(2,471)	9.46
Vested during the year	(18,697)	9.52
Non-vested at December 31, 2021	797	9.41
Vested and exercisable at December 31, 2021	65,515	9.48